Loans payable and notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current		$ 27,718
Non-current	99,814	28,535
Total loans payable	99,814	56,253
Acquisition loan with Banco de Credito del Peru
Disclosure of detailed information about borrowings [line items]
Current		6,188
Non-current		28,408
Revolving credit facility with Banco de Credito del Peru
Disclosure of detailed information about borrowings [line items]
Current		15,000
Senior Secured Corporate Credit Facility with Banco de Credito del Peru
Disclosure of detailed information about borrowings [line items]
Current
Non-current	99,814
Notes payable to BBVA Banco Continental
Disclosure of detailed information about borrowings [line items]
Current		5,000
Loan with FIFOMI
Disclosure of detailed information about borrowings [line items]
Current		1,530
Non-current		$ 127